Financial instruments and risk management - Summary of Financial Assets and Liabilities Denominated in Euros and Translated into Sterling at Closing Rate (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Financial assets	£ 54,543	£ 72,343
Financial liabilities	(12,701)	(12,612)
Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,254	2,302
Financial liabilities	(1,541)	(1,279)
Net financial (liabilities)/assets	1,713	1,023	£ (1,360)
Currency Risk | U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Financial assets	54,664	53,086
Financial liabilities	(3,290)	(2,947)
Net financial (liabilities)/assets	£ 51,374	£ 50,139	£ 10,372